Equity-Based Compensation (Details) - Schedule of the equity-based compensation expense - Previously Reported [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Research and development	$ (19)	$ (104)
Selling, general and administrative	150	1,024
Total equity-based compensation expense	$ 131	$ 920